Marketable Securities (Schedule of marketable securities) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Marketable Securities [Line Items]
Amortized Cost	$ 91,652
Unrealized Gains	752
Unrealized Losses	(12)
Fair Value	92,392
Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	18,804
Unrealized Gains	21
Unrealized Losses	(9)
Fair Value	18,816
Matures within one year [Member] | Corporate bonds [Member]
Marketable Securities [Line Items]
Amortized Cost	9,821
Unrealized Gains	7
Unrealized Losses	(9)
Fair Value	9,819
Matures within one year [Member] | Government bonds [Member]
Marketable Securities [Line Items]
Amortized Cost	8,983
Unrealized Gains	14
Unrealized Losses	0
Fair Value	8,997
Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	72,848
Unrealized Gains	731
Unrealized Losses	(3)
Fair Value	73,576
Matures after one year [Member] | Corporate bonds [Member]
Marketable Securities [Line Items]
Amortized Cost	64,033
Unrealized Gains	574
Unrealized Losses	(3)
Fair Value	64,604
Matures after one year [Member] | Government bonds [Member]
Marketable Securities [Line Items]
Amortized Cost	8,815
Unrealized Gains	157
Unrealized Losses	0
Fair Value	$ 8,972